Insurance - Reconciliation of Life Insurance Policyholder Liabilities (Detail) - Life insurance contracts [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Gross amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	$ 12,817	$ 12,123
New and in-force policies	(1,288)	775
Changes in assumption and methodology	(6)	(89)
Net change in investment contracts	(1)	8
Balances, at end of period	11,522	12,817
Reinsurers' share of amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	861	752
New and in-force policies	(130)	108
Changes in assumption and methodology	171	1
Balances, at end of period	902	861
Net Amounts [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	11,956	11,371
New and in-force policies	(1,158)	667
Changes in assumption and methodology	(177)	(90)
Net change in investment contracts	(1)	8
Balances, at end of period	$ 10,620	$ 11,956